Transactions with Related Parties (Predecessor) (Details) - USD ($)	6 Months Ended	11 Months Ended	12 Months Ended
	Jul. 05, 2022	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2020
Related Party Expenses [Abstract]
Commission expense		$ 424,000	$ 1,113,000
Management fees - related party		$ 285,000	$ 1,421,000
United Maritime Predecessor [Member]
Related Party Expenses [Abstract]
Commission expense	$ 88,436			$ 293,086	$ 160,545
Management fees - related party	$ 136,225			237,250	237,900
United Maritime Predecessor [Member] | Seanergy Management Corp. [Member]
Related Party Expenses [Abstract]
Management fees - related party				237,250	237,900
United Maritime Predecessor [Member] | Seanergy Management Corp. [Member] | Related Party [Member]
Related Party Expenses [Abstract]
Commercial fee	1.25%
Commission expense	$ 29,479			$ 97,695	$ 53,515
Daily fee for provision of management services	650
Monthly fixed management fee	14,000
Management fees - related party	$ 136,225